United States Securities
             Securities and Exchange Commission
                   Washington, D.C.  20549

                          Form 13F

                     Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [ X ]; Amendment Number:
     This Amendment (Check only one): [ ] is a restatement.
                           [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Quantitative Advisors, Inc.
Address:   55 Old Bedford Road
           Lincoln, MA  01773


Form 13F File Number:   28-  4108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name:      Frederick S. Marius
Title:     President and General Counsel
Phone:     (781) 259-1144

Signature, Place, and Date of Signing;

/s/ Frederick S. Marius   Lincoln, MA   October 27, 1999

Report Type (Check only one.):

[  X ]    13F HOLDINGS REPORT.  (Check here if all holdings
     of this reporting manager are reported in this report.)

[    ]    13F NOTICE.  (Check here if no holdings reported
     are in this report, and all holdings are reported by another manager(s).)

[    ]    13F COMBINATION REPORT.  (Check here if a portion
     of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      13

Form 13F Information Table Value Total: $    1,241
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the filing manager of this report.


NONE


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Column 1                      Column 2   Column 3  Column 4  Column 5        Column6   Column 7   Column 8
                              Title of   Cusip     Value     SHRS/ SH/ PUT/  INVSTMT    Other     Voting Authority
Name of Issuer                Class               (x$1000)  PRNAMT PRN CALL  DSCRETN   Managers   Sole    Shared   None
---------------------------- --------  ---------  --------  --------------  --------  --------   -----   ------   -----
REPSOL SA                      ADR     76026T205    317     15,900  SH       DEFINED             15,900     0        0
COMPANIA DE TELECOM DE CHILE   ADR     204449300     74      4,110  SH       DEFINED              4,110     0        0
MADECO SA                      ADR     556304103    132     12,880  SH       DEFINED             12,880     0        0
COMPANIA CERVECERIAS UNIDAS SA ADR     204429104     75      3,280  SH       DEFINED              3,280     0        0
LABORATORIO CHILE SA           ADR     50540H104     86      5,000  SH       DEFINED              5,000     0        0
EMBOTELLADORA ANDINA SA        ADR     29081P204     26      1,500  SH       DEFINED              1,500     0        0
BANCO SANTANDER CHILE          ADR/A   05965F108    103      6,000  SH       DEFINED              6,000     0        0
MASISA SA                      ADR     574799102     26      2,500  SH       DEFINED              2,500     0        0
CHILECTRA SA                   ADR     168884104     57      3,000  SH       DEFINED              3,000     0        0
EMPRESA NACIONAL DE ELEC       ADR     29244T101    137     10,539  SH       DEFINED             10,539     0        0
ENERSIS SA                     ADR     29274F104     63      3,000  SH       DEFINED              3,000     0        0
GENER SA                       ADR     368731105     63      4,100  SH       DEFINED              4,100     0        0
HUANENG POWER                  ADR/N   443304100     82      6,600  SH       DEFINED              6,600     0        0

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